Document And Entity Information	Mar. 06, 2024
Document Information Line Items
Entity Registrant Name	Lazard Global Total Return and Income Fund, Inc.
Trading Symbol	LGI
Document Type	8-K
Current Fiscal Year End Date	--10-31
Amendment Flag	false
Entity Central Index Key	0001278211
Document Period End Date	Mar. 06, 2024
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	MD
Entity File Number	811-21511
Entity Tax Identification Number	20-0655447
Entity Address, Address Line One	30 Rockefeller Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10112
City Area Code	800
Local Phone Number	823-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Security Exchange Name	NYSE